Other disclosures	12 Months Ended
Dec. 31, 2020
Other disclosures
Other disclosures

45. Other disclosures

a)   Remaining maturity periods

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2019, is as follows:

	12/31/2019
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	25,793	11,320	—	—	—	—	28,094	65,207
Financial assets at fair value through profit or loss
Debt instruments	—	6,917	18,473	40,045	26,379	15,864	2,935	110,613
Equity instruments	5,767	—	—	—	—	—	—	5,767
Trading derivatives	394	3,552	3,220	10,682	28,308	34,350	71,241	151,747
Other financial assets at fair value through profit or loss
Loans and advances to credit institutions - Reverse repurchase agreements	—	54,138	—	—	—	—	—	54,138
Loans and advances to customers - Reverse repurchase agreements	—	25,789	—	—	—	—	—	25,789
Financial assets at fair value through other comprehensive income
Loans and advances to customers	—	71	71	713	571	1,449	—	2,875
Debt instruments	—	31,817	—	4,713	59,836	54,636	82,461	233,463
Equity instruments	—	—	—	—	—	—	642	642
Financial assets at amortized cost
Loans and advances to credit institutions	—	36,895	—	—	—	—	—	36,895
Loans and advances to customers	8,930	72,144	67,861	127,842	196,079	81,576	145,239	699,671
Debt instruments	—	—	—	—	1,607	—	9,650	11,257
Hedging derivatives	—	1,906	192	304	5,658	758	438	9,256
	40,884	244,549	89,817	184,299	318,438	188,633	340,700	1,407,320
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	395	3,183	3,457	11,185	25,521	36,303	64,437	144,481
Short positions	—	8,280	47	—	—	—	792	9,119
Other financial liabilities at fair value through profit or loss
Deposits from the Central Bank	—	111,574	—	—	—	—	—	111,574
Deposits from credit institutions	—	29,689	—	—	—	—	—	29,689
Customer deposits	—	128,634	582	—	—	—	—	129,216
Marketable debt securities	—	—	263	2,119	864	—	—	3,246
Financial liabilities at amortized cost
Deposits from credit institutions	28,338	22,934	8,580	1,134	10,374	57	1,552	72,969
Customer deposits	424,563	106,523	36,512	54,805	3,858	3,032	762	630,055
Marketable debt securities	—	19,412	13,464	36,430	31,755	—	10,150	111,211
Subordinated liabilities	—	—	365	—	—	—	33,902	34,267
Other financial liabilities	49	9,722	1,079	4,765	149	—	—	15,764
Hedging derivatives	—	1	8	897	488	1,885	4,244	7,523
	453,345	439,952	64,357	111,335	73,009	41,277	115,839	1,299,114
Difference (assets less liabilities)	(412,461)	(195,403)	25,460	72,964	245,429	147,356	224,861	108,206

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2020, is as follows:

	12/31/2020
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	24,791	22,284	—	—	—	—	23,978	71,053
Financial assets at fair value through profit or loss
Debt instruments		15,109	20,263	106,579	42,477	15,254	6,590	206,272
Equity instruments	1,911	—	—	—	—	—	—	1,911
Trading derivatives	274	4,542	11,267	20,524	62,867	60,444	136,253	296,171
Other financial assets at fair value through profit or loss
Loans and advances to credit institutions - Reverse repurchase agreements	—	59,512	—	—	—	—	—	59,512
Loans and advances to customers - Reverse repurchase agreements	—	10,844	—	—	—	—	—	10,844
Financial assets at fair value through other comprehensive income
Loans and advances to customers								—
Debt instruments		81,142	3,833	24,881	105,799	42,950	96,716	355,321
Equity instruments	—	—	—	—	—	—	768	768
Financial assets at amortized cost
Loans and advances to credit institutions		64,371	—	—	—	—	—	64,371
Loans and advances to customers	11,475	40,220	73,035	135,294	191,615	82,995	152,798	687,432
Debt instruments	—	—	—	—	1,699	7,785	1,969	11,453
Hedging derivatives	300	1	—	160	5,391	2,454	—	8,306
	38,751	298,025	108,398	287,438	409,848	211,882	419,072	1,773,414
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	422	3,447	11,006	17,891	58,959	60,541	133,845	286,111
Short positions	—	15,365	—	—	—	—	—	15,365
Other financial liabilities at fair value through profit or loss
Deposits from the Central Bank	—	24,937	—	—	—	—	—	24,937
Deposits from credit institutions	—	54,922	—	—	—	—	—	54,922
Customer deposits	—	130,292	—	—	—	—	—	130,292
Marketable debt securities	—	163	524	621	55	—	—	1,363
Financial liabilities at amortized cost
Deposits from the Central Bank	—	126,299	—	—	30	—	—	126,329
Deposits from credit institutions	28,061	11,670	3,099	10,751	6,163	38	1,392	61,174
Customer deposits	499,711	156,765	28,302	49,235	4,027	3,231	930	742,201
Marketable debt securities	—	20,358	6,774	31,535	27,135	34,756	10,196	130,754
Subordinated liabilities		—	—	346	—	—	35,836	36,182
Other financial liabilities	8,294	2,289	1,136	2,616	980	—	—	15,315
Hedging derivatives	4	—	—	131	2,029	3,925	12,989	19,078
	536,492	546,507	50,841	113,126	99,378	102,491	195,188	1,644,023
Difference (assets less liabilities)	(497,741)	(248,482)	57,557	174,312	310,470	109,391	223,884	129,391

b)   Undiscounted contractual maturity periods

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2019, is as follows:

	12/31/2019
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from credit institutions	28,338	23,211	8,991	2,142	12,218	305	3,106	78,311
Customer deposits	424,563	107,681	38,195	59,092	5,015	3,616	1,233	639,395
Marketable debt securities	—	20,071	15,096	42,001	37,716	1,444	13,759	130,087
Subordinated liabilities	—	188	376	1,694	4,514	4,514	46,646	57,932
Other financial liabilities	49	9,722	1,079	4,765	149	—	—	15,764
	452,950	160,873	63,737	109,694	59,612	9,879	64,744	921,489

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2020, is as follows:

	12/31/2020
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from the Central Bank	—	126,454	—	—	31	—	—	126,485
Deposits from credit institutions	28,061	11,854	3,461	11,991	7,189	231	2,615	65,402
Customer deposits	499,711	158,037	29,693	52,967	5,130	3,794	1,431	750,763
Marketable debt securities	—	20,808	7,914	35,816	33,092	38,471	12,302	148,403
Subordinated liabilities	—	198	398	2,173	4,767	4,767	49,253	61,556
Other financial liabilities	8,294	2,289	1,136	2,616	980	—	—	15,315
	536,066	193,186	42,602	105,563	51,158	47,263	65,601	1,041,439

c)   Foreign currency balances

The breakdown of the main foreign currency balances in the consolidated balance sheet based on the nature of the related items is as follows:

	Equivalent Value in Millions of Pesos
	12/31/2019		12/31/2020
	Assets	Liabilities	Assets	Liabilities

Cash and balances with the Central Bank	4,254	—	3,657	—
Debt instruments (Note 8)	112,201	—	167,862	—
Loans and advances to credit institutions (Note 7)	17,765	—	29,799	—
Loans and advances to customers	68,653	—	67,689	—
Other assets	2,701	—	498	—
Marketable debt securities (Note 21)	—	25,224	—	55,875
Subordinated liabilities	—	34,300	—	36,204
Derivatives	—	50,335	—	69,933
Deposits from Central Bank	—	—	—	14,934
Deposits from credit institutions (Note 19)	—	18,628	—	12,597
Customer deposits (Note 20)	—	81,637	—	86,780
Other financial liabilities	—	1,306	—	646
Other liabilities	—	1,942	—	6,627

d)   Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required)

i.  Financial assets measured at other than fair value

The following table sets out the fair values of financial assets not measured at fair value and analyzes them by the level in the fair value hierarchy into which each fair value measurement is categorized.

Except as detailed in the following table, the Bank considers the carrying amounts of financial assets recognized in the consolidated financial statements approximate their fair values.

As of December 31, 2019:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Loans and advances to credit institutions (Note 7)	—	21,616	15,146	36,762	36,895
Loans and advances to customers (Note 11)	—	2,892	727,334	730,226	699,671
Debt instruments (unlisted) (Note 8)	—	11,257	—	11,257	11,257

As of December 31, 2020:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Loans and advances to credit institutions (Note 7)	—	28,702	35,652	64,354	64,371
Loans and advances to customers (Note 11)	—	646	741,672	742,318	687,432
Debt instruments (unlisted) (Note 8)	—	11,454	—	11,454	11,453

Other financial instruments not carried at fair value are typically short-term in nature and reprise to current market rates frequently and their carrying amount approximates fair value such as Balances with the Central Bank.

ii.  Financial liabilities measured at other than fair value

The following table sets out the fair values of financial liabilities not measured at fair value and analyzes them by the level in the fair value hierarchy into which each fair value measurement is categorized.

Except as detailed in the following table, the Bank considers the carrying amounts of financial liabilities recognized in the consolidated financial statements approximate their fair values.

As of December 31, 2019:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from credit institutions (Note 19)	—	65,382	7,272	72,654	72,969
Customer deposits (Note 20)	—	629,684	—	629,684	630,055
Marketable debt securities (Note 21)	111,342	—	—	111,342	111,211
Subordinated liabilities (Note 22)	36,555	—	—	36,555	34,267
Other financial liabilities (Note 23)	15,760	—	—	15,760	15,764

As of December 31, 2020:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from the Central Bank - Repurchase agreements (Note 19)	—	126,293	30	126,323	126,329
Deposits from credit institutions (Note 19)	—	—	61,033	61,033	61,174
Customer deposits (Note 20)	—	85,332	656,593	741,925	733,877
Customer deposits - Repurchase agreements (Note 20)	—	8,323	—	8,323	8,324
Marketable debt securities (Note 21)	137,429	—	—	137,429	130,754
Subordinated liabilities (Note 22)	39,406	—	—	39,406	36,182
Other financial liabilities (Note 23)	—	7,522	7,961	15,483	15,486

The methodology and inputs used to calculate the fair value for each financial asset and liability class are as follows:

-Loans and advances at amortized cost at a variable or fixed interest rate and maturing in less than one year: Their fair value has been estimated to match their book value because there are no material differences.

-Loans and advances at amortized cost with maturity greater than one year: Fair value has been obtained using the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate, but also using certain non-observable market input, such as the credit risk associated with the loan portfolio for the allowance of future flows and current loan portfolio conditions (net commissions, operating expenses, medium-term, etc.).

-Unlisted debt instruments: Their fair value has been estimated to be equal to their amortized cost given that, because they are non-negotiable financial instruments issued by the Mexican Government, this value would be considered to execute a prepayment transaction at fair value.

-Financial liabilities at amortized cost at a variable or fixed interest rate and maturing in less than one year: Their fair value has been estimated to match their book value because there are no material differences.

-Financial liabilities at amortized cost with maturity greater than one year: Their fair value has been obtained by using the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate.

-Marketable debt securities and subordinated liabilities: Fair value has been obtained using quoted market price, if available, or the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate.

-Other financial liabilities: Their fair value has been estimated to be equal to their amortized cost since they are mainly composed by short-term balances.

e)   Significant restrictions

See Note 49.d for significant restrictions on the ability to access or use the assets and settle the liabilities of the Bank as of December 31, 2020.

f)   Restriction on Accumulated reserves distribution

As of December 31, 2019 and 2020, the Bank did not have any restriction on Accumulated reserves distribution, except for the legal reserve as mentioned in Note 29 (12,971 million pesos in legal reserve that includes 9,616 million pesos in legal reserve of Banco Santander México on an individual basis as of December 31, 2019 and 14,346 million pesos in legal reserve that includes 11,217 million pesos in legal reserve of Banco Santander México on an individual basis as of December 31, 2020), the remeasurement of defined benefit obligation and the recognition of equity-settled share-based payments. In addition, the Bank is restricted from distributing dividends that will result in non-compliance with minimum capitalization requirements established by the CNBV (see Note 30).